Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements of Operations [Abstract]
Sales	$ 313,411	$ 758,898	$ 2,640,520	$ 2,678,346
Cost of sales	174,094	472,612	1,780,246	1,751,640
Gross profit	139,317	286,286	860,274	926,706
Operating expenses:
Sales and marketing expense	136,134	112,370	1,116,340	975,282
Depreciation and amortization expense	18,016	68,867	202,130	545,890
Research and development	281,617	208,773	1,046,026	790,048
General and administrative	1,002,907	351,244	2,722,049	2,605,999
Loss on impairment of intangible assets				303,859
Total operating expenses	1,438,674	741,254	5,086,545	5,221,078
Loss From Operations	(1,299,358)	(454,968)	(4,226,271)	(4,294,372)
Other income (expenses):
Gain (loss) on change of fair value of derivative liability	620,131	(287,396)	645,501	0
Interest income			22
Interest expense	(111,899)	(286,422)	(2,904,300)	(410,919)
Total other income (expenses):	508,232	(573,818)	(2,258,777)	(410,919)
Net loss	$ (791,126)	$ (1,028,786)	$ (6,485,048)	$ (4,705,291)
Net loss per common share - basic and diluted	$ 0.00	$ (0.01)	$ (0.04)	$ (0.03)
Weighted average common shares outstanding - basic and diluted	224,478,736	158,074,975	173,207,111	142,344,070